UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09329

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2009

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Health Care Fund

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $Value
COMMON STOCKS - 100.2%
Health Care - 100.2%
Biotechnology - 28.4%
Amicus Therapeutics, Inc. (a)	52,200	$789,264
Basilea Pharmaceutica (a)	10,103	1,496,504
Biogen Idec, Inc. (a)	55,700	2,801,153
BioMarin Pharmaceutical, Inc. (a)	104,600	2,770,854
Celgene Corp. (a)	67,900	4,296,712
CSL Ltd./Australia	144,674	4,382,880
Genentech, Inc. (a)	59,080	5,239,214
Gilead Sciences, Inc. (a)	119,300	5,437,694

		27,214,275

Health Care Equipment & Supplies - 31.1%
Alcon, Inc.	28,000	4,522,280
Baxter International, Inc.	68,600	4,502,218
Becton Dickinson & Co.	56,200	4,510,612
Covidien Ltd.	87,500	4,704,000
CR Bard, Inc.	47,200	4,477,864
Sysmex Corp.	64,000	2,828,221
Varian Medical Systems, Inc. (a)	73,700	4,210,481

		29,755,676

Health Care Providers & Services - 8.5%
Aetna, Inc.	106,400	3,842,104
Medco Health Solutions, Inc. (a)	94,800	4,266,000

		8,108,104

Pharmaceuticals - 32.2%
Abbott Laboratories	81,418	4,688,048
Allergan, Inc.	51,200	2,636,800
Bristol-Myers Squibb Co.	133,800	2,789,730
Novartis AG	126,889	6,680,646
Pharmstandard (GDR) (a)(b)	41,300	716,968
Roche Holding AG	35,571	5,568,352
Schering-Plough Corp.	178,700	3,300,589
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	98,580	4,513,978

		30,895,111

Total Investments - 100.2%
(cost $78,788,344)		95,973,166
Other assets less liabilities - (0.2)%		(187,633)

Net Assets - 100.0%		$95,785,533

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of this security amounted to $716,968 or 0.7% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

Country Breakdown *

AllianceBernstein Global Health Care Fund

September 30, 2008 (unaudited)

Summary

68.0%	United States
19.0%	Switzerland
4.7%	Israel
4.6%	Australia
2.9%	Japan
0.8%	Russia

100.0%	Total Investments

*	All data are as of September 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$75,016,564	$0
Level 2	20,956,602	0
Level 3	0	0

Total	$95,973,166	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 06/30/2008	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 09/30/2008	$0	$0

Net change in unrealized appreciation/depreciation from Investments still held as of 09/30/2008	$0	$0

*	The realized gain (loss) recognized during the period ended 09/30/2008 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11(a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11(a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Health Care Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: November 21, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: November 21, 2008